Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2016:

			(dollars in millions)
	Level 1(1)	Level 2(2)	Level 3(3)	Total
Assets:
Other assets:
Equity securities	$123	$–	$–	$123
Fixed income securities	10	566	–	576
Interest rate swaps	–	71	–	71
Cross currency swaps	–	45	–	45
Interest rate cap	–	10	–	10

Total	$133	$692	$–	$825

Liabilities:
Other liabilities:
Interest rate swaps	$–	$236	$–	$236
Cross currency swaps	–	1,803	–	1,803

Total	$–	$2,039	$–	$2,039

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

			(dollars in millions)
	Level 1 (1)	Level 2 (2)	Level 3 (3)	Total
Assets:
Short-term investments:
Equity securities	$265	$–	$–	$265
Fixed income securities	–	85	–	85
Other current assets:
Fixed income securities	250	–	–	250
Other assets:
Fixed income securities	–	928	–	928
Interest rate swaps	–	128	–	128
Net investment hedges	–	13	–	13
Cross currency swaps	–	1	–	1

Total	$515	$1,155	$–	$1,670

Liabilities:
Other liabilities:
Interest rate swaps	$–	$19	$–	$19
Cross currency swaps	–	1,638	–	1,638
Forward interest rate swaps	–	24	–	24

Total	$–	$1,681	$–	$1,681

(1)	quoted prices in active markets for identical assets or liabilities

(2)	observable inputs other than quoted prices in active markets for identical assets and liabilities

(3)	no observable pricing inputs in the market

Schedule of Fair Value of Short-Term and Long-Term Debt, Excluding Capital Leases

The fair value of our short-term and long-term debt, excluding capital leases, was as follows:

			(dollars in millions)
At December 31,	2016		2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Short- and long-term debt, excluding capital leases	$107,128	$117,584	$108,772	$118,216

Notional Amounts of Outstanding Derivative Instruments

The following table sets forth the notional amounts of our outstanding derivative instruments:

	At December 31, 2016	At December 31, 2015
(dollars in millions)	Notional Amount	Notional Amount
Interest rate swaps	$13,099	$7,620
Forward interest rate swaps	–	750
Cross currency swaps	12,890	9,675
Net investment hedge	–	864
Interest rate caps	2,540	–